FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Swaps
The interest rate swaps are not designated as hedges and are summarized as of June 30, 2023 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2016	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
550,000

Schedule of Carrying Amounts and Fair Values of Financial Instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2023 and December 31, 2022 are as follows:

	2023		2022
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	52,704	52,704	53,993	53,993
Marketable securities	212,313	212,313	236,281	236,281
Financial assets not measured at fair value
Cash and cash equivalents	306,823	306,823	254,525	254,525
Receivables	133,406	133,406	139,467	139,467
Loan notes receivable	—	—	1,388	1,388
Financial liabilities not measured at fair value
Trade and other payables	63,404	63,404	81,533	81,533
Floating rate debt	2,241,261	2,241,261	2,201,543	2,201,543
Fixed rate debt	75,371	75,876	211,884	212,203

The estimated fair value of financial assets and liabilities as of June 30, 2023 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	52,704	—	52,704	—
Marketable securities	212,313	212,313	—	—
Financial assets not measured at fair value
Cash and cash equivalents	306,823	306,823	—	—
Financial liabilities not measured at fair value
Floating rate debt	2,241,261	—	2,241,261	—
Fixed rate debt	75,876	—	—	75,876

The estimated fair value of financial assets and liabilities as of December 31, 2022 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	53,993	—	53,993	—
Marketable securities	236,281	236,281	—	—
Financial assets not measured at fair value
Cash and cash equivalents	254,525	254,525	—	—
Loan notes receivable	1,388	—	1,388	—
Financial liabilities not measured at fair value
Floating rate debt	2,201,543	—	2,201,543	—
Fixed rate debt	212,203	—	—	212,203

Disclosure of Detailed Information about Valuation Techniques
The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs that were used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Interest rate swaps	Fair value was determined based on the market value.	Not applicable.
Marketable securities	Fair value was determined based on the quoted price of the securities.	Not applicable.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Floating rate debt	Discounted cash flow.	Not applicable.
Fixed rate debt	Discounted cash flow.	Discount rate.